REPORTABLE SEGMENTS - Narrative (Details)	6 Months Ended
Jun. 30, 2025 segment
Segment Reporting Information [Line Items]
Number of operating segments	2
Galaxy Digital Holdings, LP
Segment Reporting Information [Line Items]
Number of operating segments	2